Deferred Underwriting Compensation - Additional Information (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Deferred Underwriting Compensation [Abstract]
Deferred underwriting discount	$ 15,750,000
Percentage of deferred underwriting discount	3.50%
Deferred underwriting discount if business combination not completed	$ 0